Fair Value Measurement - Schedule of Fair Value Measurement Inputs and Valuation Techniques (Details) - Fair Value, Inputs, Level 3 [Member]	Mar. 31, 2026	Mar. 26, 2026
Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earnout liability, measurement input	7.66	10
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earnout liability, measurement input	80	80
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earnout liability, measurement input	3.83	4
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earnout liability, measurement input	3.99	4